Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

The prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Interest receivables	$3,506	$16,162
Prepayments(1)	3,023	3,024
VAT recoverable(2)	955	1,502
Proceeds receivable for employee share option exercises	116	417
Employee loans and advances(3)	290	231
Others	889	1,257
Prepayments and other current assets	$8,779	$22,593

(1)
Prepayments are primarily related to prepayments for services, advertisements and other deposits.
(2)
VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)
Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.